united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 10/31/15

Item 1. Schedule of Investments.

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited)
	October 31, 2015
Shares		Value
	COMMON STOCKS - 60.3%
	BANKS - 0.7%
51,058	National Australia Bank Ltd.	$ 1,094,513

	BIOTECHNOLOGY - 0.5%
194,475	PDL BioPharma, Inc.	890,696

	CHEMICALS - 1.3%
109,536	CVR Partners LP	998,968
1,061,922	Synthos SA	1,017,552
		2,016,520
	COAL - 1.1%
1,647,142	Indo Tambangraya Megah Tbk	1,020,135
432,037	Natural Resource Partners LP	717,182
		1,737,317
	COMMERCIAL SERVICES - 1.5%
71,650	RR Donnelley & Sons Co.	1,208,736
40,994	Stonemor Partners LP	1,262,205
		2,470,941
	ELECTRIC - 1.4%
313,086	EDP - Energias de Portugal SA	1,165,826
66,218	Engie	1,168,075
		2,333,901
	ENGINEERING & CONSTRUCTION - 0.7%
29,568	Bouygues SA	1,126,674

	ENTERTAINMENT - 0.7%
727,597	Ladbrokes PLC	1,182,940

	FOOD - 0.8%
1,536,342	Metcash Ltd.	1,299,884

	GAS - 0.8%
36,570	Global Partners LP	1,198,033

	INSURANCE - 1.4%
101,065	Lancashire Holdings Ltd.	1,108,648
12,643	Swiss Re AG	1,178,270
		2,286,918
	IRON/STEEL - 0.5%
170,047	Kumba Iron Ore Ltd.	736,380

	LODGING - 0.7%
1,384,783	SJM Holdings Ltd.	1,156,056

	MACHINERY - DIVERSIFIED - 0.7%
44,401	Turk Traktor ve Ziraat Makineleri AS	1,058,074

	MINING - 0.7%
368,276	Mineral Resources Ltd.	1,120,693
	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	October 31, 2015
Shares		Value
	OFFICE & BUSINESS EQUIPMENT - 0.5%
33,324	Neopost SA	$ 833,757

	OIL & GAS - 15.3%
47,033	Alon USA Partners LP	1,157,482
382,820	Atlas Resource Partners LP	1,094,865
476,808	Breitburn Energy Partners LP	1,091,890
45,809	Calumet Specialty Products Partners LP	1,222,184
242,121	Chesapeake Granite Wash Trust	1,309,875
89,234	Crescent Point Energy Corp	1,209,424
61,622	CVR Refining LP	1,353,219
176,355	EV Energy Partners LP	991,115
254,307	Legacy Reserves LP	1,014,685
408,172	Linn Energy LLC	1,036,757
421,284	Linn Co LLC	977,379
227,433	Memorial Production Partners LP	1,269,076
490,372	Mid-Con Energy Partners LP	990,552
97,355	Noble Corp plc	1,311,372
47,533	Northern Tier Energy LP	1,275,786
272,174	SandRidge Permian Trust	1,194,844
124,297	Seadrill Partners LLC	1,393,369
34,890	Suburban Propane Partners LP	1,200,216
186,685	Surgutneftegas - ADR	1,261,057
133,125	Vanguard Natural Resources LLC	1,050,356
52,764	Woodside Petroleum Ltd.	1,110,825
		24,516,328
	OIL & GAS SERVICES - 0.8%
65,918	Archrock Partners LP	1,316,382

	PIPELINES - 0.8%
24,313	NuStar Energy LP	1,231,453

	REAL ESTATE - 3.5%
1,576,970	Argosy Property Ltd.	1,197,689
241,280	Atrium European Real Estate Ltd.	1,005,682
923,567	Capital Property Fund Ltd.	1,077,291
2,770,552	SA Corporate Real Estate Fund Nominees Pty Ltd.	1,043,195
3,030,764	Shenzhen Investment Ltd.	1,231,843
		5,555,700
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 17.4%
111,037	Artis Real Estate Investment Trust	1,130,807
16,895	Befimmo SCA	1,137,745
499,475	BWP Trust	1,143,508
	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	October 31, 2015
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 17.4% (continued)
2,425,200	Cambridge Industrial Trust	$ 1,056,619
382,033	Charter Hall Retail REIT	1,151,692
9,918	Cofinimmo NV/SA	1,112,982
107,458	Crombie Real Estate Investment Trust	1,061,667
16,137	Digital Realty Trust, Inc.	1,193,492
12,246	Fonciere Des Regions	1,160,984
97,399	Franklin Street Properties Corp.	1,014,898
1,091,500	Frasers Commercial Trust	1,068,035
1,439,902	Goodman Property Trust	1,171,354
68,355	H&R Real Estate Investment Trust	1,090,727
39,548	Hospitality Properties Trust	1,061,468
1,135,977	Immobiliare Grande Distribuzione SIIQ SpA	1,142,274
389,131	Investa Office Fund	1,117,755
1,273,386	Kiwi Income Property Trust	1,169,142
1,493,900	Mapletree Logistics Trust	1,088,335
49,410	Mercialys SA	1,141,992
2,978,788	Prosperity REIT	1,095,411
63,875	Senior Housing Properties Trust	970,261
1,959,400	Starhill Global REIT	1,133,572
993,100	Suntec Real Estate Investment Trust	1,170,356
24,159	Vastned Retail NV	1,181,926
18,475	Wereldhave NV	1,159,786
		27,926,788
	RETAIL - 1.3%
53,705	Ferrellgas Partners LP	1,095,582
237,320	Lewis Group Ltd.	1,027,016
		2,122,598
	TELECOMMUNICATIONS - 4.9%
42,656	CenturyLink, Inc.	1,203,326
147,915	Mobile TeleSystems PJSC - ADR	1,039,842
69,857	Orange SA	1,238,446
30,300	Proximus	1,055,742
551,241	Spark New Zealand Ltd.	1,250,400
270,619	Telstra Corp., Ltd.	1,039,015
87,223	VTech Holdings Ltd.	1,059,605
		7,886,376
	TRANSPORTATION - 2.3%
174,502	Capital Product Partners LP	1,293,060
43,156	Martin Midstream Partners LP	1,249,366
150,933	Navios Maritime Partners LP	1,122,942
		3,665,368

	TOTAL COMMON STOCKS (Cost $123,034,223)	96,764,290
	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	October 31, 2015
Principal ($)		Value
	BONDS & NOTES - 39.0%
	COSMETICS/PERSONAL CARE - 1.3%
1,308,000	Avon Products, Inc., 6.350%, due 3/15/2020	$ 1,062,750
1,432,000	Avon Products, Inc., 6.750%, due 3/15/2023	1,036,410
		2,099,160
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
1,152,000	Navient Corp., 5.000%, due 10/26/2020	1,078,560
1,213,000	Navient Corp., 5.875%, due 10/25/2024	1,082,603
		2,161,163
	ELECTRIC - 0.6%
1,114,000	NRG Energy, Inc., 6.250%, due 5/1/2024	997,030

	FOREST PRODUCTS & PAPER - 0.6%
1,301,000	Resolute Forest Products, Inc., 5.875%, due 5/15/2023	969,245

	IRON & STEEL - 1.9%
1,156,000	Allegheny Technologies, Inc., 7.125%, due 8/15/2023	982,600
1,129,000	ArcelorMittal, 6.250%, due 3/1/2021	1,066,199
1,283,000	United States Steel Corp., 7.375%, due 4/1/2020	955,835
		3,004,634
	MEDIA - 0.7%
1,165,000	DISH DBS Corp., 5.875%, due 11/15/2024	1,114,323

	MINING - 1.3%
1,170,000	AngloGold Ashanti Holdings PLC., 5.125%, due 8/1/2022	1,066,894
1,239,000	Kinross Gold Corp., 5.950%, due 3/15/2024	1,017,440
.		2,084,334
	OIL & GAS - 9.3%
1,221,000	Atwood Oceanics, Inc., 6.500%, due 2/1/2020	940,170
1,542,000	Chesapeake Energy Corp.,4.875%, due 4/15/2022	956,040
1,779,000	Denbury Resources, Inc., 4.625%, due 7/15/2023	1,187,482
1,525,000	Petrobras Global Finance BV., 3.214%, due 3/17/2020 +	1,166,625
1,455,000	Petrobras Global Finance BV., 4.875%, due 3/17/2020	1,189,462
1,508,000	Petrobras Global Finance BV., 6.250%, due 3/17/2024	1,207,833
1,120,000	Precision Drilling Corp., 6.625%, due 11/15/2020	998,200
1,157,000	QEP Resources, Inc., 5.250%, due 5/1/2023	1,026,837
1,086,000	SM Energy Co., 6.125%, due 11/15/2022	1,053,420
1,385,000	Transocean, Inc., 6.875%, due 12/15/2021	1,095,881
1,179,000	Unit Corp., 6.625%, due 5/15/2021	943,200
600,000	Whiting Petroleum Corp., 6.500%, due 10/1/2018	574,500
300,000	Whiting Petroleum Corp., 5.000%, due 3/15/2019	285,000
1,140,000	Whiting Petroleum Corp., 5.750%, due 3/15/2021	1,058,775
211,000	Whiting Petroleum Corp., 6.250%, due 4/1/2023	196,230
1,240,000	WPX Energy, Inc., 5.250%, due 9/15/2024	1,029,200
		14,908,855
	PIPELINES - 1.9%
1,145,000	Crestwood Midstream Finance Corp., 6.125%, due 3/1/2022	984,700
1,065,000	Genesis Energy Finance Corp., 6.750%, due 8/1/2022	1,038,375
1,022,000	ONEOK, Inc., 7.500%, due 9/1/2023	1,009,225
.		3,032,300
	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	October 31, 2015
Principal ($)		Value
	SOVEREIGN - 19.4%
967,000	Brazilian Government International Bond, 5.875%, due 1/15/2019	$ 1,030,822
1,020,000	Brazilian Government International Bond, 4.875%, due 1/22/2021	1,003,170
1,357,000	Brazilian Government International Bond, 2.625%, due 1/5/2023	1,120,882
1,193,000	Brazilian Government International Bond, 4.250%, due 1/7/2025	1,057,296
1,330,000	Brazilian Government International Bond, 5.625%, due 1/7/2041	1,087,275
815,000	Columbia Government International Bond, 8.125%, due 5/21/2024	1,007,748
1,024,000	Columbia Government International Bond, 6.125%, due 1/18/2041	1,052,160
888,000	Hungary Government International Bond, 6.375%, due 3/29/2021	1,021,111
926,000	Hungary Government International Bond, 5.375%, due 2/21/2023	1,018,711
758,000	Hungary Government International Bond, 7.625%, due 3/29/2041	1,033,639
945,000	Israel Government International Bond, 4.500%, due 1/30/2043	963,399
1,015,000	Mexican Government International Bond, 3.625%, due 3/15/2022	1,039,360
1,142,000	Mexican Government International Bond, 4.750%, due 3/8/2044	1,084,900
1,009,000	Mexican Government International Bond, 4.000%, due 10/2/2023	1,041,288
996,000	Mexican Government International Bond, 3.500%, due 1/21/2021	1,024,386
819,000	Panama Government International Bond, 7.125%, due 1/29/2026	1,038,083
745,000	Panama Government International Bond, 8.875%, due 9/30/2027	1,052,312
799,000	Peruvian Government International Bond, 7.350%, due 7/21/2025	1,030,710
1,024,000	Peruvian Government International Bond, 4.125%, due 8/25/2027	1,029,120
953,000	Poland Government International Bond, 4.000%, due 1/22/2024	1,014,945
908,000	South Africa Government International Bond, 6.875%, due 5/27/2019	1,012,420
950,000	South Africa Government International Bond, 5.500%, due 3/9/2020	1,021,250
1,024,000	South Africa Government International Bond, 4.665%, due 1/17/2024	1,034,240
957,000	South Africa Government International Bond, 5.875%, due 9/16/2025	1,040,020
962,000	South Africa Government International Bond, 6.250%, due 3/8/2041	1,069,023
627,000	Spain Government Bond, 5.150%, due 10/31/2044, 144A (b)	1,015,970
919,000	Turkey Government International Bond, 7.000%, due 3/11/2019	1,025,374
972,000	Turkey Government International Bond, 5.625%, due 3/30/2021	1,044,900
1,171,000	Turkey Government International Bond, 3.250%, due 3/23/2023	1,088,585
1,035,000	Turkey Government International Bond, 6.000%, due 1/14/2041	1,087,992
		31,191,091
	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	October 31, 2015
Principal ($)		Value
	TELECOMMUNICATIONS - 0.7%
1,166,000	CenturyLink, Inc., 5.800%, due 3/15/2022	$ 1,133,935

	TOTAL BONDS & NOTES (Cost $65,922,639)	62,696,070

	TOTAL INVESTMENTS - 99.3% (Cost $188,956,862)(a)	$ 159,460,360
	OTHER ASSETS LESS LIABILITIES - 0.7%	1,119,104
	NET ASSETS - 100.0%	$ 160,579,464

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $191,727,584 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 3,630,549
	Unrealized Depreciation:	(35,897,773)
	Net Unrealized Depreciation:	$ (32,267,224)
(b) Principal shown in Euro currency, value shown in USD.
+ Variable rate security; the rate shown represents the rate at October 31, 2015.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At October 31, 2015 144A securities amounted to $1,015,970 or 0.8% of net assets.
ADR - American Depositary Receipt
LP - Limited Partnership
REIT - Real Estate Investment Trust

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 96,764,290	$ -	$ -	$ 96,764,290
Bonds and Notes	-	62,696,070	-	62,696,070
Total	$ 96,764,290	$ 62,696,070	$ -	$ 159,460,360

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/30/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/30/15

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/30/15